1933 Act/Rule 497(j)

                                            January 4, 2006

VIA EDGAR

Securities Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:      Phoenix Equity Series Fund
         Registration No. 333-29043

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on December 28, 2005.

                                            Very truly yours,

                                            /s/ Kevin J. Carr
                                            Kevin J. Carr